Condensed Financial Information of the Parent Company (Details)	Apr. 16, 2024 USD ($) $ / shares shares	Dec. 18, 2023 $ / shares shares	Nov. 09, 2022 shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares
Condensed Financial Information of the Parent Company [Line items]
Allotment of share			4,999
Issuance of share			4,999
Share split ratio	1-to-2,000
Authorized share capital changed to dividend (in Dollars) | $	$ 50,000
Ordinary share authorized				1,000,000,000,000	1,000,000,000,000	1,000,000,000,000	1,000,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares issued				62,443,750	62,443,750	60,000,000	60,000,000
Parent Company [Member]
Condensed Financial Information of the Parent Company [Line items]
Ordinary share authorized				1,000,000,000,000	1,000,000,000,000	1,000,000,000,000	1,000,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005		$ 0.00000005
Ordinary shares issued				60,000,000	60,000,000	60,000,000	60,000,000
Restricted Net Assets [Member]
Condensed Financial Information of the Parent Company [Line items]
Restricted net assets of consolidated subsidiaries exceed				25.00%	25.00%
Mr. Yiu [Member] | Reitar Logtech Engineering Limited [Member]
Condensed Financial Information of the Parent Company [Line items]
Equity interest percentage				50.00%	50.00%
Mr. Chung [Member] | Reitar Logtech Engineering Limited [Member]
Condensed Financial Information of the Parent Company [Line items]
Equity interest percentage				50.00%	50.00%
Minimum [Member] | Restricted Net Assets [Member]
Condensed Financial Information of the Parent Company [Line items]
Restricted net assets of consolidated subsidiaries exceed				25.00%	25.00%
Maximum [Member] | Parent Company [Member]
Condensed Financial Information of the Parent Company [Line items]
Restricted net assets of consolidated subsidiaries exceed				25.00%	25.00%
Class A Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line items]
Number of Re-designated shares		20,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Vote		one
Ordinary share authorized				900,000,000,000	900,000,000,000	900,000,000,000	900,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares issued				45,633,750	45,633,750	40,000,000	40,000,000
Class A Ordinary Shares [Member] | Parent Company [Member]
Condensed Financial Information of the Parent Company [Line items]
Ordinary share authorized				900,000,000,000	900,000,000,000	900,000,000,000	900,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005		$ 0.00000005
Ordinary shares issued				40,000,000	40,000,000	40,000,000	40,000,000
Class A Ordinary Shares [Member] | Reitar Logtech Holdings Limited [Member]
Condensed Financial Information of the Parent Company [Line items]
Ordinary share authorized	900,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.00000005
Ordinary shares issued	40,000,000
Class B Ordinary Shares [Member]
Condensed Financial Information of the Parent Company [Line items]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Number of share issued		10,000
Vote		fifteen
Ordinary share authorized				100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005	$ 0.00000005
Ordinary shares issued				16,810,000	16,810,000	20,000,000	20,000,000
Class B Ordinary Shares [Member] | Parent Company [Member]
Condensed Financial Information of the Parent Company [Line items]
Ordinary share authorized				100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Ordinary share, par value (in Dollars per share) | (per share)				$ 0.00000005	$ 0.00000005		$ 0.00000005
Ordinary shares issued				20,000,000	20,000,000	20,000,000	20,000,000
Class B Ordinary Shares [Member] | Reitar Logtech Holdings Limited [Member]
Condensed Financial Information of the Parent Company [Line items]
Ordinary share authorized	100,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares	$ 0.00000005
Ordinary shares issued	20,000,000